Note 10 - Income Taxes	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Income Tax Disclosure [Text Block]
10.
     Income Taxes

We have incurred net operating losses since inception. We have not
reflected the benefit of net operating loss carryforwards in the accompanying financial statements and have established a full valuation allowance against our deferred tax assets.

At
December 31, 2016
and
2015,
the Company had an income tax receivable of
$321,000
and
$733,000,
respectively, comprised of refundable tax credits related to research and development activities of our subsidiary Sun BioPharma Australia Pty Ltd.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and operating losses and tax credit carryforwards.

The significant components of our deferred tax assets and liabilities are as follows (in thousands):

	December 31,
	2016	2015
Deferred tax assets:
Net operating loss carryforwards	$3,550	$3,395
Research credit carryforwards	235	236
Accrued expenses	188	—
Stock-based compensation	420	148
Other	79	32
Total deferred tax assets	4,472	3,811
Valuation allowance	(4,472)	(3,811)
Net deferred tax asset	$—	$—

Realization of the future tax benefits is dependent on our ability to generate sufficient taxable income within the carry-forward period. Because of our history of operating losses, management believes that the deferred tax assets arising from the above-mentioned future tax benefits are currently not
likely to be realized and, accordingly, we have provided a full valuation allowance.

A reconciliation of the statutory tax rates and the effective tax rates is as follows:

	Year Ended December 31,
	2016	2015
Statutory rate	34.0%	34.0%
Permanent differences	(4.0)	(10.3)
State tax rate true-up	0.6	5.3
Valuation allowance	(30.7)	(29.0)
Other	(0.1)	(0.1)
State and local income taxes	—	0.1
Effective rate	0.0%	0.0%

Net operating losses and tax credit carryforwards as of
December

31,
2016,
are as follows:

	Amount (In thousands)	Expiration Years
Net operating losses —federal	$10,441	Beginning 2031
Tax credits —federal	235	Beginning 2041

Utilization of the net operating loss carryforwards and credits may
be subject to a substantial annual limitation due to the ownership change limitations provided by the Internal Revenue Code of
1986,
as amended (the “IRC”), and similar state provisions. We have not
performed a detailed analysis to determine whether an ownership change under Section

382
of the IRC has occurred. The effect of an ownership change would be the imposition of an annual limitation on the use of net operating loss carryforwards attributable to periods before the change.

The Company is subject to taxation in the United States and Australia. Tax returns, since the inception of Sun BioPharma, Inc. in
2011
and thereafter, are subject to examinations by federal and state tax authorities and may
change upon examination. Tax returns of Sun BioPharma Australia Pty Ltd. for the year ended
December

31,
2013
and thereafter are subject to examination by the Australian tax authorities.